W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

August 15, 2019

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 91 to the Trust’s Registration Statement on Form N-1A (“PEA No. 91”). The purpose of PEA No. 91 is to introduce the Cambria Venture Capital Strategy ETF as a new series of the Trust.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001